GAMCO International Growth Fund, Inc.

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	CONSUMER DISCRETIONARY — 20.5%
500	adidas AG†	$161,472
3,000	ASX Ltd.	175,397
21,000	boohoo Group plc†	101,382
1,800	Christian Dior SE	738,318
7,150	Cie Financiere Richemont SA, Cl. A	480,072
700	Fast Retailing Co. Ltd.	439,895
13,000	GVC Holdings plc†	162,816
725	Hermes International.	624,412
135,000	NagaCorp. Ltd.	161,344
3,150	Naspers Ltd., Cl. N	556,365
3,150	Prosus NV†	290,755
1,300	Shimano Inc.	256,614
5,600	Sony Corp.	429,195

		4,578,037

	HEALTH CARE — 17.3%
5,500	AstraZeneca plc.	600,957
2,600	Coloplast A/S, Cl. B	412,072
1,500	EssilorLuxottica SA†	204,206
10,000	GlaxoSmithKline plc	187,476
2,000	Koninklijke Philips NV†	94,439
3,000	M3 Inc.	185,569
7,250	Novartis AG	629,476
6,000	Novo Nordisk A/S, Cl. B	415,708
2,200	Roche Holding AG, Genusschein	753,589
19,400	Smith & Nephew plc	380,035

		3,863,527

	CONSUMER STAPLES - FOOD, BEVERAGE, AND TOBACCO — 14.5%
5,750	British American Tobacco plc.	206,261
5,000	Danone SA	323,877
15,000	Diageo plc	515,233
3,500	Heineken NV.	311,596
5,500	Kobe Bussan Co. Ltd.	302,891
8,600	Nestlé SA.	1,023,504
4,500	Nomad Foods Ltd.†	114,660
2,750	Pernod Ricard SA	438,451

		3,236,473

	MATERIALS — 10.8%
7,000	Agnico Eagle Mines Ltd.	557,270
2,218	Air Liquide SA	351,577
24,512	Barrick Gold Corp.	689,032
3,000	Chr. Hansen Holding A/S	333,018
8,125	Rio Tinto plc	488,904

		2,419,801

	INDUSTRIALS — 10.3%
15,000	Epiroc AB, Cl. B	208,210
2,400	FANUC Corp.	460,597
2,500	IHS Markit Ltd.	196,275

Shares		Market Value
7,000	Jardine Matheson Holdings Ltd.	$278,261
3,600	Nidec Corp.	337,601
1,500	SMC Corp.	836,755

		2,317,699

	INFORMATION TECHNOLOGY — 9.4%
5,000	GMO internet Inc.	130,992
2,780	Keyence Corp.	1,299,592
6,800	Murata Manufacturing Co. Ltd.	442,185
3,500	Softwareone Holding AG	97,535
15,000	The Sage Group plc	139,398

		2,109,702

	CONSUMER STAPLES - HOUSEHOLD AND PERSONAL PRODUCTS — 7.8%
2,300	Henkel AG & Co. KGaA	215,116
2,300	L’Oreal SA	748,491
1,300	Reckitt Benckiser Group plc	126,757
6,000	Shiseido Co. Ltd.	347,340
5,000	Unilever NV	303,639

		1,741,343

	FINANCIALS — 6.2%
30,000	AIA Group Ltd.	298,203
8,000	Investor AB, Cl. B	522,558
10,000	Kinnevik AB, Cl. B	405,884
11,700	Prudential plc	167,876

		1,394,521

	COMMUNICATION SERVICES — 2.7%
500	Alibaba Group Holding Ltd., ADR†	146,990
4,000	MonotaRO Co. Ltd.	198,684
3,976	Nordic Entertainment Group AB, Cl. B†	168,316
1,000	Ubisoft Entertainment SA†	90,129

		604,119

	BUSINESS SERVICES — 0.5%
2,500	Edenred	112,241

	TOTAL COMMON STOCKS	22,377,463

	TOTAL INVESTMENTS — 100.0% (Cost $12,595,423)	$22,377,463

†	Non-income producing security.

ADR	American Depositary Receipt

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
Europe	61.9%	$13,846,690
Japan	25.3	5,667,911
North America	5.6	1,246,302
Asia/Pacific	4.0	898,851
South Africa	2.5	556,365
Latin America	0.7	161,344

	100.0%	$22,377,463

2